Financial investments (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Investments
Deposits for lease operations	R$ 333,984	R$ 544,607
Working capital loans	R$ 198,270